Financial assets at fair value through profit or loss	12 Months Ended
Dec. 31, 2021
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss
4

Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
in EUR million 2021 2020
Trading assets 51,381 51,356
Non-trading derivatives 1,536 3,583
Designated at fair value through profit or loss 6,355 4,126
Mandatorily measured at fair value through profit or loss 42,684 44,305
101,956 103,370
(Reverse) repurchase transactions
Financial assets at fair value through profit or loss includes securities lending and sales and repurchase
transactions which were not derecognised, because ING Group continues to be exposed to substantially all risks and rewards of the transferred financial asset. For repurchase agreements the gross amount of assets must be considered together with the gross amount of related liabilities, which are presented separately on the statement of financial position since IFRS does not always allow netting of these positions in the statement of
financial position.
ING Group’s exposure to (reverse) repurchase transactions is included in the following lines in the statement of financial position:
Exposure to (reverse) repurchase agreements
in EUR million 2021 2020
Reverse repurchase transactions
Loans and advances to banks 3,403 4,869
Loans and advances to customers 71 624
Trading assets, loans and receivables 8,026 10,947
Loans and receivables mandatorily measured at fair value through profit or loss
39,823 41,735
51,322 58,175
Repurchase transactions
Deposits from banks 4,138 1,971
Trading liabilities, funds on deposit 7,127 5,787
Funds entrusted designated and measured at fair value through profit or loss
34,608 41,177
45,873 48,935
Securities purchased under agreements to resell (reverse repos), securities borrowings and similar agreements are not recognised in the consolidated statement of financial position. Based on the business model assessment
and counterparty, the consideration paid to purchase securities is recognised as Loans and advances to customers, Loans and advances to banks, Other financial assets at FVPL or Trading assets.

Securities sold subject to repurchase agreements (repos), securities lending and similar agreements continue to
be recognised in the consolidated statement of financial position. The counterparty liability is measured at FVPL
(designated) and included in Other financial liabilities at

FVPL if the asset is measured at FVPL. Otherwise, the
counterparty liability is included in Deposits from banks, Customer deposits,

or Trading, as appropriate.

Reference is made to Note 43 ‘Transfer of financial assets, assets pledged and received as collateral’ for information on transferred assets which were not derecognised.
Trading assets
Trading assets by type
in EUR million 2021 2020
Equity securities 17,566 7,809
Debt securities 5,319 5,183
Derivatives 19,764 27,238
Loans and receivables 8,733 11,126
51,381 51,356
Trading assets include assets that are classified under IFRS as Trading, but are closely related to servicing the needs of the clients of ING Group. ING offers institutional clients, corporate clients, and governments, products that are traded on the financial markets. A significant part of the derivatives in the trading portfolio is related to servicing corporate clients in their risk management to hedge for example currency or interest rate exposures. In addition, ING provides its customers access to equity and debt markets for issuing their own equity or debt
securities (securities underwriting).
Reference is made to Note 14 ‘Financial liabilities at fair value through profit or loss’ for information on trading liabilities.
Non-trading derivatives
Non-trading derivatives by type
in EUR million 2021 2020
Derivatives used in
-

fair value hedges
365 486
-

cash flow hedges
300 1,376
-

hedges of net investments in foreign operations
18 69
Other non-trading derivatives 852 1,653
1,536 3,583
Reference is made to Note 40 ‘Derivatives and hedge accounting’ for information on derivatives designated in hedge accounting.
Other non-trading derivatives mainly includes interest rate swaps and foreign exchange currency swaps for which no hedge accounting is applied.
Designated at fair value through profit or loss
Designated at fair value through profit or loss by type
in EUR million 2021 2020
Debt securities 5,870 3,544
Loans and receivables 485 582
6,355 4,126
‘Financial assets designated at fair value through profit or loss’ is partly economically hedged by credit derivatives. The hedges do not meet the criteria for hedge accounting and the loans and debt securities are
recorded at fair value to avoid an accounting mismatch. The maximum credit exposure of the loans and receivables and debt securities included in ‘Financial assets designated at fair value through profit or loss’
approximates its carrying value. The cumulative change in fair value of the loans and debt securities attributable to changes in credit risk is not significant.
The notional value of the related credit derivatives is EUR 2,640 million (2020: EUR
1,077

million). The cumulative
change in fair value of the credit derivatives attributable to changes in credit risk since the financial assets were first designated, amounts to EUR -69

million (2020: EUR
-16

million) and the change for the current year amounts
to EUR -53

million (2020: EUR
-45

million).
These have been calculated by determining the changes in credit spread implicit in the fair value of bonds issued
by entities with similar credit characteristics.
Mandatorily at fair value through profit or loss
Mandatorily at fair value through profit or loss by type
in EUR million 2021 2020
Equity securities 161 228
Debt securities 787 787
Loans and receivables 41,735 43,290
42,684 44,305
None of the equity securities are individually significant

for ING Group.
Loans and receivables mainly include reverse repurchase agreements.

For details on ING Group’s total exposure to debt securities reference is made to Note 6 ‘Securities at amortised cost’.